Note 7: Fixed Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Land	$ 433	$ 335
Buildings And Improvements Gross	5,436	4,885
Machinery And Equipment Gross	10,880	9,994
Property, Plant and Equipment, Other, Gross	1,316	766
Fixed assets	18,065	15,980
Accumulated depreciation	(9,547)	(9,779)
Fixed assets, net	8,518	6,201
Property Plant And Equipment [Line Items]
Depreciation	$ 920	$ 823	$ 863
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years